Investment in associate - Additional information (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Annual methanol production facility owned (in tonnes)	1.8
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%	63.10%